UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X are as follows:

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

COMMON STOCK - 99.73%	Shares	Fair Value

Consumer Discretionary - 21.94%
Amazon.com, Inc. (a)	777	$746,969
AutoZone, Inc. (a)	1,100	654,621
DISH Network Corp. - Class A (a)	12,050	653,471
Dollar Tree, Inc. (a)	10,500	911,610
Domino's Pizza, Inc.	3,430	681,027
Home Depot, Inc.	4,478	732,422
Mattel, Inc.	29,000	448,920
Netflix, Inc. (a)	4,349	788,691
Service Corp. International	21,500	741,750
Starbucks Corp.	12,124	651,180
Walt Disney Co.	6,240	615,077
Yum! Brands, Inc.	8,911	655,939
		8,281,677
Consumer Staples - 5.60%
Dr Pepper Snapple Group, Inc.	7,815	691,393
Hain Celestial Group, Inc. (a)	16,600	683,090
Wal-Mart Stores, Inc.	9,453	738,657
		2,113,140
Energy - 7.42%
Apache Corp.	10,000	458,000
Helmerich & Payne, Inc.	16,300	849,393
Occidental Petroleum Corp.	10,800	693,468
Schlumberger Ltd.	11,500	802,240
		2,803,101
Financials - 15.87%
Banc of California, Inc.	38,300	794,725
Capital One Financial Corp.	9,600	812,736
Columbia Banking System, Inc.	21,000	884,310
Federated Investors, Inc. - Class B	30,900	917,730
New York Community Bancorp, Inc.	59,600	768,244
TD Ameritrade Holding Corp.	19,900	971,120
Umpqua Holdings Corp.	43,200	842,832
		5,991,697
Health Care - 19.28%
Bristol-Myers Squibb Co.	13,314	848,634
Brookdale Senior Living, Inc. (a)	61,100	647,660
Celgene Corp. (a)	6,100	889,502
Edwards Lifesciences Corp. (a)	7,100	776,101
Gilead Sciences, Inc.	12,300	996,546
IDEXX Laboratories, Inc. (a)	5,535	860,637
InVivo Therapeutics Holdings Corp. (a)	358,843	529,293
Patterson Cos., Inc.	21,647	836,657
Zoetis, Inc.	14,000	892,640
		7,277,670

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

COMMON STOCK - 99.73% (continued)	Shares	Fair Value

Industrials - 8.93%
Arconic, Inc.	30,000	$746,400
Kansas City Southern	8,500	923,780
Stanley Black & Decker, Inc.	6,240	942,053
Stericycle, Inc. (a)	10,600	759,172
		3,371,405
Information Technology - 15.23%
Alphabet, Inc. - Class C (a)	947	908,277
Apple, Inc.	6,070	935,508
Intel Corp.	22,300	849,184
Paychex, Inc.	14,500	869,420
PayPal Holdings, Inc. (a)	14,121	904,168
QUALCOMM, Inc.	14,600	756,864
Western Digital Corp.	6,100	527,040
		5,750,461
Telecommunication Services - 3.23%
CenturyLink, Inc.	29,500	557,550
Verizon Communications, Inc.	13,400	663,166
		1,220,716
Utilities - 2.23%
Vistra Energy Corp.	45,000	841,050

TOTAL COMMON STOCK (Cost $32,737,584)		37,650,917

MONEY MARKET SECURITIES - 0.28%
Federated Government Obligations Fund - Institutional Shares, 0.89% (b)	105,786	105,786

TOTAL MONEY MARKET SECURITIES (Cost $105,786)		105,786

TOTAL INVESTMENTS (Cost $32,843,370) - 100.01%		$37,756,703
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.01)%		(3,237)
NET ASSETS - 100.00%		$37,753,466

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at September 30, 2017, is subject to change and resets daily.

See accompanying notes which are an integral part of these schedules of investments.

 IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

COMMON STOCK - 34.19%	Shares	Fair Value

Consumer Staples - 12.19%
Clorox Co.	1,070	$141,144
General Mills, Inc.	2,300	119,048
Hormel Foods Corp.	4,400	141,416
Procter & Gamble Co.	1,430	130,101
Sysco Corp.	2,400	129,480
Vector Group Ltd.	295	6,038
		667,227
Financials - 5.14%
Bank of Nova Scotia - Canada	2,100	134,925
Umpqua Holdings Corp.	7,500	146,325
		281,250
Health Care - 2.44%
Abbott Laboratories	2,500	133,400

Information Technology - 2.37%
Texas Instruments, Inc.	1,450	129,978

Real Estate - 4.95%
Apple Hospitality REIT, Inc.	7,500	141,825
Host Hotels & Resorts, Inc.	7,000	129,430
		271,255
Telecommunication Services- 6.96%
AT & T, Inc.	3,300	129,261
CenturyLink, Inc.	6,300	119,070
Verizon Communications, Inc.	2,830	140,057
		388,388

TOTAL COMMON STOCK (Cost $1,853,012)		1,871,498

FOREIGN BONDS DENOMINATED IN US DOLLARS - 10.80%	Principal Amount	Fair Value

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 - Canada (b) (d) (e) (f) (g)	1,289,000	87,814
Newland International Properties Corp., 9.500%, 07/03/2017 - Panama (d) (e) (f) (g)	572,479	103,275
Newland International Properties Corp., 9.500%, 07/03/2017 - Panama (e) (f) (g) (h)	349,168	62,990
Panama Canal Railway Co., 7.000%, 11/01/2026 - Panama (h)	328,950	336,762

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $2,334,973)		590,841

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Fair Value
STRUCTURED NOTES - 57.73%

Bank of Nova Scotia Callable Steepener Note Series A, 2.644%, 07/29/2033 - Canada (c)	700,000	520,520
Barclays Bank PLC Callable Leveraged Steepener Note, 3.376%, 07/31/2034 - Britain (c)	250,000	172,187
Credit Suisse AG Leveraged CMS Curve and Russell 2000 Index Linked Note, 6.704%, 07/31/2030 ( c )	450,000	371,813
JP Morgan Chase & Co. Callable Range Accrual Rate Linked Note, 9.120%, 05/06/2030 (c)	500,000	459,700
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 4.421%, 08/30/2028 (c)	350,000	284,813
Morgan Stanley Senior Floating Rate Conversion CMS and Index Linked Note, 3.785%, 03/25/2031 (c)	600,000	537,750
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 5.866%, 10/31/2034 (c)	500,000	365,000
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 3.392%, 11/27/2028 (c)	600,000	448,020

TOTAL STRUCTURED NOTES (Cost $3,850,040)		3,159,803

SECURED SUBORDINATED PROMISSORY NOTES - 1.37%
Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019 (b) (d) (e) (f) (g)	750,000	75,000

TOTAL SECURED SUBORDINATED PROMISSORY NOTES (Cost $750,000)		75,000

TOTAL INVESTMENTS (Cost $8,788,025) - 104.09%		$5,697,142
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.09%)		(224,078)
NET ASSETS - 100.00%		$5,473,064

Percentages are stated as a percent of net assets.

(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at September 30, 2017.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at September 30, 2017, at which time the aggregate value of illiquid securities is $254,079 or 4.64% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.

See accompanying notes which are an integral part of these schedules of investments.

 IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

COMMON STOCK - 99.06%	Shares	Fair Value

Consumer Discretionary - 13.23%
General Motors Co.	10,300	$415,914
TJX Cos., Inc.	5,935	437,588
Twenty-First Century Fox, Inc. - Class B	8,600	221,794
Whirlpool Corp.	2,360	435,278
		1,510,574
Consumer Staples - 11.35%
Altria Group, Inc.	7,650	485,163
Kraft Heinz Co.	4,300	333,465
Philip Morris International, Inc.	4,296	476,899
		1,295,527
Energy - 2.03%
PBF Energy, Inc. - Class A	8,400	231,924

Financials - 21.80%
Axis Capital Holdings Ltd. - Bermuda	5,300	303,743
Bank of America Corp.	11,400	288,876
BlackRock, Inc.	1,400	625,926
CME Group, Inc.	4,195	569,178
M&T Bank Corp.	1,300	209,352
S&P Global, Inc.	3,147	491,908
		2,488,983
Health Care - 16.48%
Abbott Laboratories	6,500	346,840
AbbVie, Inc.	6,400	568,704
Cardinal Health, Inc.	6,284	420,525
Johnson & Johnson	4,195	545,392
		1,881,461
Industrials - 13.28%
Copa Holdings SA - Class A - Panama	3,000	373,590
Lockheed Martin Corp.	1,758	545,490
Parker-Hannifin Corp.	1,800	315,036
Southwest Airlines Co.	5,025	281,299
		1,515,415
Information Technology - 16.94%
Apple, Inc.	2,900	446,948
CDK Global, Inc.	5,350	337,531
Microsoft Corp.	8,115	604,486
QUALCOMM, Inc.	7,090	367,546
Sabre Corp.	9,800	177,380
		1,933,891
Real Estate - 3.95%
Outfront Media, Inc.	17,900	450,722

TOTAL COMMON STOCK (Cost $9,822,352,)		11,308,497

IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Shares	Fair Value
MONEY MARKET SECURITIES - 0.98%
Federated Government Obligations Fund - Institutional Shares, 0.89% (a)	111,971	$111,971

TOTAL MONEY MARKET SECURITIES (Cost $111,971)		111,971

TOTAL INVESTMENTS (Cost $9,934,323) - 100.04%		$11,420,468
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.04)%		(5,044)
NET ASSETS - 100.00%		$11,415,424

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the 7-day yield at September 30, 2017, is subject to change and resets daily.

See accompanying notes which are an integral part of these schedules of investments.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$37,650,917	$–	$–	$37,650,917
Money Market Securities	105,786	–	–	105,786
Total	$37,756,703	$–	$–	$37,756,703

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2017, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$1,871,498	$–	$–	$1,871,498
Foreign Bonds	–	336,762	254,079	590,841
Structured Notes	–	3,159,803	–	3,159,803
Secured Unsubordinated Promissory Notes	–	–	75,000	75,000
Total	$1,871,498	$3,496,565	$329,079	$5,697,142

*	Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2017	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017
Corporate Bonds	$107,545	$(346,193)	$–	$346,288	$–	$(107,640)	$–	$–	$–
Foreign Bonds	84,495	–	–	3,319	–	–	166,265	–	254,079
Secured Unsubordinated Promissory Notes	75,000	–	–	–	–	–	–	–	75,000
Total	$267,040	$(346,193)	$–	$349,607	$–	$(107,640)	$166,265	$–	$329,079

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of September 30, 2017:

Quantitative information about Level 3 fair value measurements
	Fair value at 09/30/2017	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Foreign Bonds	$ 87,814	Asset based	Estimated liquidation value of issuers underlying assets (1) Marketability discount	35%-37% of outstanding debt 35%
Foreign Bonds	166,265	Asset based	Estimated liquidation value of issuers underlying assets (1)	18.04% of outstanding debt
Promissory Notes	75,000	Asset based	Estimated liquidation value of issuers underlying assets (1)	8%-12% of outstanding debt

(1)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at

September 30, 2017 was $3,319 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$3,319
Total	$3,319

The Income Fund did not hold any derivative instruments during the reporting period.

Transfers of assets between Levels during the three month period ended September 30, 2017 for the Income Fund were as follows:

Transfers into Level 3
Foreign Bonds	$166,265
Net Transfers into Level 3	$166,265
Transfers out of Level 2
Foreign Bonds	$(166,265)
Net Transfers out of Level 2	$(166,265)

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Transfers of assets between Level 2 and Level 3 as of September 30, 2017 for the Income Fund were due to foreign bonds being priced previously based on prices received from a pricing service using observable market data (Level 2) on previous valuation date but now being priced as determined by the Advisor using significant unobservable inputs (Level 3) on current valuation date.

See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$11,308,497	$–	$–	$11,308,497
Money Market Securities	111,971	–	–	111,971
Total	$11,420,468	$–	$–	$11,420,468

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2017, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At September 30, 2017, the aggregate value of such securities amounted to $665,841 and the value amounts to 12.17% of the net assets of the Income Fund.

	Acquisition Date		Shares or Principal Amount	Amortized Cost	Fair Value
Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019	7/23/2015		$750,000	$750,000	$75,000
Cash Store Financial Services, Inc. 11.500%,
01/31/2017	5/21/2012	(a)	1,289,000	1,120,977	87,814
Newland International Properties Corp.,
9.500%, 07/03/2017, 144A	6/3/2011		572,479	555,243	103,275
Newland International Properties Corp.,
9.500%, 07/03/2017, Reg S	6/3/2011		349,168	338,656	62,990
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013		328,950	320,097	336,762

				$3,084,973	$665,841

(a)	Purchased on various dates beginning 05/21/2012.

Investments – As of September 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$8,185,997	$51,245	$2,013,749
Gross (Depreciation)	(3,452,127)	(3,142,128)	(527,604)
Net Appreciation (Depreciation) on Investments	$4,733,870	$(3,090,883)	$1,486,145
Tax Cost	$33,022,833	$8,788,025	$9,934,323

For the Value Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2017

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	November 27, 2017